Provisions	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions

					$ million
	Decommissioning	Environmental	Litigation and claims	Other	Total
At 1 January 2018	16,100	1,516	3,334	2,994	23,944
Exchange adjustments	(135)	(9)	(3)	(84)	(231)
Acquisitions	295	12	24	5	336
Increase (decrease) in existing provisions	137	428	1,492	1,303	3,360
Write-back of unused provisions	(2)	(115)	(21)	(255)	(393)
Unwinding of discount	162	22	9	17	210
Change in discount rate[a]	(2,377)	(38)	(31)	(17)	(2,463)
Utilization	(9)	(245)	(1,034)	(528)	(1,816)
Reclassified to other payables	(270)	(4)	(2,051)	(37)	(2,362)
Deletions	(288)	—	(1)	—	(289)
At 31 December 2018	13,613	1,567	1,718	3,398	20,296
Of which – current	257	300	798	1,209	2,564
– non-current	13,356	1,267	920	2,189	17,732
Of which – Gulf of Mexico oil spill[b]	—	—	345	—	345

[a]	Includes the impact of changing from a real to nominal discount rate. See Note 1 for further information.

[b]	Further information on the financial impacts of the Gulf of Mexico oil spill is provided in Note 2.
The decommissioning provision comprises the future cost of decommissioning oil and natural gas wells, facilities and related pipelines. The environmental provision includes provisions for costs related to the control, abatement, clean-up or elimination of environmental pollution relating to soil, groundwater, surface water and sediment contamination. The litigation and claims category includes provisions for matters related to, for example, commercial disputes, product liability, and allegations of exposures of third parties to toxic substances. Included within the other category at 31 December 2018 are provisions for deferred employee compensation of $338 million (2017 $391 million).
For information on significant estimates and judgements made in relation to provisions, see Provisions and contingencies within Note 1.